UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Asian Century Quest Capital LLC
Address:        152 West 57th Street, 6th Floor
                New York, NY 10019

13 File Number: 028-13311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Zang
Title:     CFO
Phone:     212-328-9303
Signature, Place and Date of Signing:

/s/ Steve Zang          New York, NY            May 15, 2009
______________          ______________          _________________
 [Signature]            [City, State]                [Date]


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10


Form 13F Information Table Value Total:    120,091 (thousands)

List of Other Included Managers:           None

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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- -------
  TOYOTA MOTOR CORP              SP ADR REP2COM   892331307     6517   100000 SH       SOLE                 100000        0       0
  COMCAST CORP CL A COM STK      CL A             20030N101    13640  1000000 SH       SOLE                 1000000       0       0
  AMERICA MOVIL SB DE CV         SPON ADR L SHS   02364W105     2708   100000 SH       SOLE                 100000        0       0
  EQUINIX INC                    COM NEW          29444U502    14038   250000 SH       SOLE                 250000        0       0
  CTRIP COM INTL LTD             ADR              22943F100     4110   150000 SH       SOLE                 150000        0       0
  MINDRAY MED INTL LTD  ADR      SPON ADR         602675100    24063  1300000 SH       SOLE                 1300000       0       0
  NET SERVICOS DE COMUNICACAO    SPONSD ADR NEW   64109T201    12261  1691200 SH       SOLE                 1691200       0       0
  NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107    27638   550000 SH       SOLE                 550000        0       0
  VIRGIN MEDIA INC               COM              92769L101    14880  3100000 SH       SOLE                 3100000       0       0
  VANCEINFO TECHNOLOGIES         ADR              921564100      236    46700 SH       SOLE                 46700         0       0